Convertible Notes - Summary of Future Maturities of Principal Repayment of Convertible Notes (Details) - Convertible Debt [Member] - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
2022	$ 500
2023 - 2022	0	$ 2,700
2024 - 2023	2,618	0
2025 - 2024	1,518	218
Total	$ 4,636	$ 2,918	$ 0